Additional Capital Disclosures - Summary of Capital Structure (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Unamortised debt issuance cost	$ 769	$ 1,257